SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / ¥	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	7.0999				7.0999
Foreign currency translation gain (loss) recorded in Accumulated other comprehensive income (loss)	¥ 7,458	$ 1,050	¥ 45,174	¥ (12,816)
Inventories cost	22,409		25,443		$ 3,157
Inventory reserve	5,891		6,316		$ 830
Impairment of long-lived assets | ¥	¥ 0		¥ 0	¥ 0
Number of operating segment	1	1
Number of geographical segments	0	0	0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	true	true	true	true
Advertising expenses	¥ 120,794	$ 17,013	¥ 80,018	¥ 126,264
Employee benefit expenses	72,583	10,223	75,257	89,679
Interest incomes generated from interest-bearing bank deposits	¥ 28,542	$ 4,020	¥ 12,186	¥ 9,442